Annual Total Returns [BarChart] - Columbia Select Small Cap Value Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	26.85%
Annual Return 2011	(9.42%)
Annual Return 2012	15.44%
Annual Return 2013	48.15%
Annual Return 2014	5.41%
Annual Return 2015	(4.00%)
Annual Return 2016	12.75%
Annual Return 2017	12.60%
Annual Return 2018	(13.56%)
Annual Return 2019	18.76%

[1]	Year to Date return as of June 30, 2020: -18.59%